Condensed Financial Information of Registrant (Parent Company Only) (Details) - Condensed Balance Sheet - Parenthetical - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Sep. 23, 2019	Sep. 05, 2019	Sep. 04, 2019	Dec. 31, 2018	Jun. 30, 2016
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000,000	50,000,000		50,000,000	34,000,000	34,000,000	34,000,000
Preferred Stock, Shares Issued	0	0				0
Preferred Stock, Shares Outstanding	0	0				0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000	500,000,000	85,000,000	85,000,000	85,000,000
Common Stock, Shares, Issued	79,923,114	79,632,500				65,000,816
Common Stock, Shares, Outstanding	79,923,114	79,632,500				65,000,816
Reportable Legal Entities | Parent Company
Preferred Stock, Par or Stated Value Per Share		$ 0.001				$ 0.001
Preferred Stock, Shares Authorized		50,000,000				34,000,000
Preferred Stock, Shares Issued		0				0
Preferred Stock, Shares Outstanding		0				0
Common Stock, Par or Stated Value Per Share		$ 0.001				$ 0.001
Common Stock, Shares Authorized		500,000,000				85,000,000
Common Stock, Shares, Issued		79,632,500				65,000,816
Common Stock, Shares, Outstanding		79,632,500				65,000,816